SMI 3FOURTEEN REAL ASSET ETF
Schedule of Investments
March 31, 2025 (unaudited)
		Shares	Value
31.96%	COMMON STOCK
3.98%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	15,643	$2,419,034
	Alphabet, Inc. Class C	14,335	2,239,557
	Charter Communications, Inc.(A)	847	312,145
	Coca-Cola Europacific Partners plc(A)	3,016	262,482
	Comcast Corp. Class A	22,628	834,973
	Electronic Arts, Inc.	1,225	177,037
	Meta Platforms, Inc.	5,544	3,195,340
	Netflix, Inc.(A)	2,665	2,485,192
	Take-Two Interactive(A)	1,101	228,182
	T-Mobile US, Inc.	6,609	1,762,686
	The Trade Desk, Inc(A)	2,916	159,564
	Warner Bros. Discovery, Inc.(A)	11,586	124,318
			14,200,510

3.57%	CONSUMER DISCRETIONARY
	Airbnb, Inc.(A)	2,907	347,270
	Amazon.com, Inc.(A)	26,752	5,089,836
	Booking Holdings, Inc.	198	912,168
	DoorDash, Inc.(A)	2,493	455,646
	Genuine Parts Co.	4,499	536,011
	Lululemon Athletica, Inc.(A)	796	225,316
	Marriott International Class A	1,599	380,882
	McDonald's Corp.	186	58,101
	MercadoLibre, Inc.(A)	325	634,033
	O'Reilly Automotive, Inc.(A)	322	461,291
	Pinduoduo, Inc.(A)	4,272	505,591
	Ross Stores, Inc.	1,766	225,677
	Starbucks Corp.	6,811	668,091
	Tesla, Inc.(A)	8,563	2,219,187
			12,719,100
SMI 3FOURTEEN REAL ASSET ETF
Schedule of Investments
March 31, 2025 (unaudited)
		Shares	Value

2.11%	CONSUMER STAPLES
	Archer-Daniels-Midland Co.	11,140	$534,831
	Costco Wholesale Corp.	2,559	2,420,251
	Hormel Foods Corp.	17,291	534,984
	The JM Smucker Co	4,503	533,200
	Kenvue, Inc.	104	2,494
	Keurig Dr Pepper, Inc.	9,297	318,143
	The Kraft Heinz Co	8,029	244,322
	Mondelez International Inc. Class A	7,403	502,294
	Monster Beverage Corp.(A)	5,712	334,266
	PepsiCo, Inc.	10,362	1,553,678
	Target Corp.	5,095	531,714
			7,510,177

2.24%	ENERGY
	Baker Hughes Co.	6,777	297,849
	Canadian Natural Resources Ltd.	23,015	708,862
	Cheniere Energy, Inc.	3,078	712,249
	Chevron Corp.	6,224	1,041,213
	Diamondback Energy, Inc.	1,719	274,834
	EQT Corp.	13,329	712,168
	Exxon Mobil Corp.	5,970	710,012
	Marathon Petroleum Corp.	4,886	711,841
	Occidental Petroleum Corp.	14,375	709,550
	Schlumberger Ltd.	16,919	707,214
	Suncor Energy, Inc.	18,255	706,834
	Williams Cos., Inc.	11,949	714,072
			8,006,698

0.52%	FINANCIALS
	Aflac, Inc.	14	1,557
	Cincinnati Financial Corp.	2,406	355,414
	Franklin Resources, Inc.	27,842	535,958
	PayPal Holdings, Inc.(A)	6,768	441,612
	T Rowe Price Group, Inc.	5,803	533,122
			1,867,663
SMI 3FOURTEEN REAL ASSET ETF
Schedule of Investments
March 31, 2025 (unaudited)
		Shares	Value
1.73%	HEALTH CARE
	Abbvie, Inc.	2,551	$534,486
	Amgen, Inc.	3,282	1,022,507
	AstraZeneca plc	3,742	275,037
	Biogen, Inc.(A)	905	123,840
	Dexcom, Inc.(A)	2,439	166,559
	GE Healthcare Technologies	2,996	241,807
	Gilead Sciences, Inc.	7,195	806,200
	Idexx Laboratories, Inc.(A)	493	207,035
	Intuitive Surgical, Inc.(A)	2,133	1,056,411
	Medtronic plc	6,283	564,590
	Regeneron Pharmaceuticals, Inc.	640	405,907
	Vertex Pharmaceuticals(A)	1,610	780,560
			6,184,939

1.78%	INDUSTRIALS
	Automatic Data Processing, Inc.	2,375	725,634
	Axon Enterprise, Inc.(A)	488	256,664
	CH Robinson Worldwide, Inc.	5,250	537,600
	Cintas Corp.	2,256	463,676
	Copart, Inc.(A)	5,500	311,245
	CSX Corp.	12,962	381,472
	Fastenal Co.	3,333	258,474
	General Dynamics Corp.	1,959	533,984
	Honeywell International	3,790	802,532
	Illinois Tool Works, Inc.	1,740	431,537
	Old Dominion Freight	1,201	198,706
	PACCAR, Inc.	3,145	306,229
	Paychex, Inc.	2,016	311,029
	Stanley Black & Decker, Inc.	6,996	537,853
	Verisk Analytics, Inc.	986	293,453
			6,350,088
SMI 3FOURTEEN REAL ASSET ETF
Schedule of Investments
March 31, 2025 (unaudited)
		Shares	Value
12.68%	INFORMATION TECHNOLOGY
	Adobe, Inc.(A)	2,648	$1,015,587
	Advanced Micro Devices(A)	10,177	1,045,585
	Analog Devices, Inc.	3,016	608,237
	Ansys, Inc.(A)	490	155,114
	Apple, Inc.	36,291	8,061,320
	Applied Materials, Inc.	4,910	712,539
	AppLovin Corp.(A)	2,192	580,814
	Arm Holdings plc(A)	674	71,976
	ASML Holding NV	627	415,469
	Atlassian Corp. Class A(A)	876	185,896
	Autodesk, Inc.(A)	1,322	346,100
	Broadcom, Inc.	21,938	3,673,079
	Cadence Design Systems(A)	1,710	434,904
	CDW Corp.	645	103,368
	Cisco Systems, Inc.	23,850	1,471,784
	Cognizant Tech Solutions	3,163	241,970
	CrowdStrike Holdings, Inc.(A)	1,449	510,888
	Datadog, Inc. Class A(A)	1,712	169,848
	Fortinet, Inc.(A)	4,445	427,876
	GlobalFoundries, Inc.(A)	2,606	96,187
	Intel Corp.(A)	28,029	636,539
	International Business Machines Corp.	2,001	497,569
	Intuit, Inc.	1,653	1,014,925
	KLA Corp.	867	589,387
	Lam Research Corp.	8,124	590,615
	Marvell Technology, Inc.	6,023	370,836
	Microchip Technology, Inc.	3,136	151,814
	Micron Technology, Inc.	6,896	599,193
	Microsoft Corp.	19,076	7,160,940
	MicroStrategy, Inc. Class A(A)	1,492	430,099
	MongoDB, Inc.(A)	374	65,600
	Nvidia Corp.	65,545	7,103,767
	NXP Semiconductors NV	1,569	298,204
	ON Semiconductor Corp.(A)	2,518	102,457
	Palantir Technologies Inc.(A)	14,611	1,233,168
	Palo Alto Networks, Inc.(A)	4,255	726,073
	Qualcomm, Inc.	7,145	1,097,544
SMI 3FOURTEEN REAL ASSET ETF
Schedule of Investments
March 31, 2025 (unaudited)
	INFORMATION TECHNOLOGY Continued	Shares	Value
	Roper Technologies, Inc.	642	$378,510
	Synopsys, Inc.(A)	992	425,419
	Texas Instruments, Inc.	5,472	983,318
	Workday, Inc. Class A(A)	1,254	292,847
	Zscaler, Inc.(A)	717	142,267
			45,219,632

0.66%	MATERIALS
	Air Products and Chemicals, Inc.	1,744	514,340
	Amcor plc	55,340	536,798
	Linde plc	2,806	1,306,586
	PPG Industries, Inc.	22	2,406
			2,360,130

2.16%	REAL ESTATE
	Alexandria Real Estate Equities, Inc.	1,271	117,580
	AvalonBay Communities, Inc.	1,258	269,992
	CoStar Group, Inc.(A)	1,869	148,081
	Digital Realty Trust, Inc. REIT	3,139	449,787
	Equinix, Inc. REIT	931	759,091
	Equity Residential REIT	3,617	258,905
	Essex Property Trust, Inc. REIT	534	163,708
	Extra Space Storage, Inc. REIT	1,881	279,310
	Healthpeak Properties, Inc. REIT	7,037	142,288
	Invitation Homes, Inc. REIT	5,607	195,404
	Iron Mountain, Inc. REIT	2,564	220,607
	Kimco Realty Corp. REIT	22	467
	Mid-America Apartment Communities REIT	985	165,066
	Prologis, Inc. REIT	8,729	975,815
	Public Storage REIT	1,451	434,270
	Realty Income Corp. REIT	16,123	935,295
	Simon Property Group, Inc. REIT	2,809	466,519
	Sun Communities, Inc. REIT	1,093	140,604
	UDR, Inc. REIT	3,150	142,286
	Ventas, Inc. REIT	3,738	257,025
	Vici Properties, Inc. REIT	9,345	304,834
	Welltower, Inc. REIT	5,634	863,185
			7,690,119
SMI 3FOURTEEN REAL ASSET ETF
Schedule of Investments
March 31, 2025 (unaudited)
		Shares	Value

0.53%	UTILITIES
	American Electric Power, Inc.	3,171	$346,495
	Consolidated Edison, Inc.	954	105,503
	Constellation Energy Corp.	1,820	366,967
	Eversource Energy	8,630	536,009
	Exelon Corp.	6,265	288,691
	Xcel Energy, Inc.	3,637	257,463
			1,901,128

31.96%	TOTAL COMMON STOCK		114,010,184

67.79%	EXCHANGE TRADED FUNDS
0.99%	COMMODITIES
	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	260,337	3,548,393

2.96%	CRYPTOCURRENCY ETFS
	Grayscale Bitcoin Mini Trust ETF(A)	289,179	10,552,142

2.00%	FOREIGN DEVELOPED
	Franklin FTSE Europe ETF	65,010	2,010,109
	Franklin FTSE Japan ETF	120,740	3,549,756
	Vanguard FTSE Europe ETF	22,254	1,562,453
			7,122,318

3.98%	GOLD
	Sprott Physical Gold Trust(A)	589,927	14,193,644

3.99%	EMERGING MARKETS
	iShares J.P. Morgan USD Emerging Markets Bond ETF	157,003	14,222,902

1.00%	FOREIGN DEVELOPING
	iShares MSCI Emerging Markets ex China	64,669	3,562,615

SMI 3FOURTEEN REAL ASSET ETF
Schedule of Investments
March 31, 2025 (unaudited)
		Shares	Value
7.98%	HIGH YIELD BONDS
	Harbor Scientific Alpha High-Yield ETF	55,998	$2,500,311
	Schwab High Yield Bond ETF	994,589	25,968,719
			28,469,030

6.99%	INVESTMENT GRADE CORPORATE BONDS
	Vanguard International Corporate Bond Index	304,975	24,934,756

18.91%	LARGE CAP
	BNY Mellon US Large Cap Core Equity ETF	634,490	67,458,977

1.00%	MANAGED FUTURES
	iMGP DBi Managed Futures Strategy ETF	140,858	3,558,073

2.00%	MINERS
	iShares MSCI Global Metals & Mining Producers ETF	198,444	7,120,171

2.00%	SMALL CAP
	Vanguard Small-Cap ETF	32,115	7,121,501

13.99%	TREASURY BONDS
	iShares 20+ Year Treasury Bond ETF	39,172	3,565,827
	Schwab Long-Term U.S. Treasury ETF	763,714	25,019,271
	Schwab U.S. TIPS ETF	528,983	14,224,353
	US Treasury 3 Month Bill ETF	141,850	7,093,918
			49,903,369

67.79%	TOTAL EXCHANGE TRADED FUNDS		241,767,891

0.18%	MONEY MARKET FUND
	First American Money Market Funds 4.270%(B)	653,563	653,563

89.97%	TOTAL INVESTMENTS		320,894,921

10.03%	Other assets, net of liabilities		35,772,482
100.00%	NET ASSETS		$356,667,403

	(A)Non-income producing
	(B)Effective 7 day yield as of March 31,2025
	REIT - Real Estate Investment Trust.
	See Notes to Schedule of Investments.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of March 31, 2025:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCK	$114,010,184			$114,010,184
EXCHANGE TRADED FUNDS	241,767,891			241,767,891
MONEY MARKET FUND	653,563			653,563
TOTAL INVESTMENTS	$356,431,638			$356,431,638

The cost of investments for Federal income tax purposes has been estimated a/o March 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $365,335,378, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,710,423
Gross unrealized depreciation	(10,614,163)
Net unrealized appreciation	$(8,903,740)